Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of prepaid expenses and other current assets
	December 31,	December 31,
	2022	2021
Prepaid professional service fees	$8,927	$111,200
Other receivables	103,204	30,546
Others	60,074	103,275
	$172,205	$245,021